UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08943

Name of Fund:	Legg Mason Light Street Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1 – Schedule of Investments

8	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

December 31, 2008 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 99.0%

Consumer Discretionary — 12.2%
Automobiles — 3.6%
Toyota Motor Corp. – ADR	18,900	$1,236,816

Media — 6.6%
Comcast Corp. – Class A	66,400	1,120,832
The Walt Disney Co.	18,600	422,034
Time Warner Inc.	70,800	712,248

		2,255,114

Multiline Retail — 2.0%
Kohl’s Corp.	19,000	687,800	A

Consumer Staples — 12.1%
Food and Staples Retailing — 8.3%
Safeway Inc.	34,900	829,573
Wal-Mart Stores Inc.	36,000	2,018,160

		2,847,733

Food Products — 3.8%
Dean Foods Co.	34,200	614,574	A
Smithfield Foods Inc.	49,500	696,465	A

		1,311,039

Energy — 15.3%
Energy Equipment and Services — 5.8%
Nabors Industries Ltd.	34,000	406,980	A
Tidewater Inc.	27,800	1,119,506
Transocean Ltd.	9,804	463,239	A

		1,989,725

Oil, Gas and Consumable Fuels — 9.5%
Arch Coal Inc.	15,600	254,124
ConocoPhillips	27,344	1,416,419

Quarterly Report to Shareholders	9

	Shares	Value
Energy — Continued
Oil, Gas and Consumable Fuels — Continued
Exxon Mobil Corp.	16,200	$1,293,246
The Williams Cos. Inc.	21,100	305,528

		3,269,317

Financials — 19.4%
Capital Markets — 3.5%
Merrill Lynch and Co. Inc.	46,500	541,260
The Goldman Sachs Group Inc.	7,800	658,242

		1,199,502

Commercial Banks — 2.1%
Wells Fargo & Co.	24,100	710,468

Consumer Finance — 0.5%
Discover Financial Services	20,200	192,506

Diversified Financial Services — 4.8%
Bank of America Corp.	23,100	325,248
J.P. Morgan Chase and Co.	41,700	1,314,801

		1,640,049

Insurance — 8.5%
Axis Capital Holdings Ltd.	41,700	1,214,304
Marsh and McLennan Cos. Inc.	41,900	1,016,913
The Chubb Corp.	13,300	678,300

		2,909,517

Health Care — 13.2%
Biotechnology — 1.7%
Amgen Inc.	10,000	577,500	A

Health Care Equipment and Supplies — 1.8%
Boston Scientific Corp.	79,700	616,878	A

10	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares	Value
Health Care — Continued
Pharmaceuticals — 9.7%
Bristol-Myers Squibb Co.	44,200	$1,027,650
Johnson and Johnson	10,200	610,266
Pfizer Inc.	54,300	961,653
Wyeth	19,100	716,441

		3,316,010

Industrials — 10.1%
Aerospace and Defense — 2.2%
The Boeing Co.	18,100	772,327

Airlines — 3.5%
Continental Airlines Inc.	16,900	305,214	A
Southwest Airlines Co.	102,300	881,826

		1,187,040

Industrial Conglomerates — 3.1%
General Electric Co.	65,600	1,062,720

Machinery — 1.3%
Caterpillar Inc.	9,700	433,299

Information Technology — 7.7%
Communications Equipment — 3.0%
Nokia Oyj — ADR	66,800	1,042,080

Computers and Peripherals — 2.6%
Dell Inc.	39,900	408,576	A
Seagate Technology	111,300	493,059

		901,635

Semiconductors and Semiconductor Equipment — 2.1%
Intel Corp.	47,900	702,214

Quarterly Report to Shareholders	11

	Shares	Value
Materials — 5.9%
Chemicals — 2.3%
E.I. du Pont de Nemours and Co.	18,400	$465,520
The Dow Chemical Co.	21,700	327,453

		792,973

Metals and Mining — 3.6%
Alcoa Inc.	50,400	567,504
Newmont Mining Corp.	16,200	659,340

		1,226,844

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 3.1%
AT&T Inc.	37,400	1,065,900

Total Common Stocks and Equity Interests
(Cost — $46,501,098)		33,947,006

Total Investments — 99.0% (Cost — $46,501,098)B		33,947,006
Other Assets Less Liabilities — 1.0%		329,435

Net Assets — 100.0%		$34,276,441

Net Asset Value Per Share:
Primary Class		$6.84

Institutional Class		$7.50

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$872,036
Gross unrealized depreciation	(13,426,128)

Net unrealized depreciation	$(12,554,092)

ADR — American Depository Receipt

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[12/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$33,947,006	$33,947,006	—	—

Other Financial Instruments*	—	—	—	—

Total	$33,947,006	$33,947,006	—	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Light Street Trust, Inc.
Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Odenath
David Odenath
President, Legg Mason Light Street Trust, Inc.
Date:	February 25, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date:	February 25, 2009